Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade receivables
Schedule of trade receivables

	As at December 31,
	2022	2023
	RMB’000	RMB’000
Trade receivables	998,036	779,458
Less: impairment loss allowance (Note 5.1(b))	(57,047)	(68,789)
	940,989	710,669

Schedule of trade receivables and aging analysis

	As at December 31,
	2022	2023
	RMB’000	RMB’000

Up to 1 year	932,479	694,157
1 to 2 years	42,752	55,187
2 to 3 years	13,857	21,103
Above 3 years	8,948	9,011
	998,036	779,458